UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE

INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811-21284

Virtus Convertible & Income Fund II (“NCZ” or the “Fund”)

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Name of Registrant

101 Munson Street

Greenfield, MA 01301

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Address of Principal Executive Office

The undersigned registered closed-end investment company (the “Fund”) hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer as set forth below and in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, (the “Act”). Such redemptions remain subject to the issuance of a formal notice of redemption, which will contain the definitive terms and timetable of redemption.

(1) Title of class of securities to be redeemed:

Auction Preferred Shares, Series A (CUSIP #92838U207);

Auction Preferred Shares, Series B (CUSIP #92838U306);

Auction Preferred Shares, Series C (CUSIP #92838U405);

Auction Preferred Shares, Series D (CUSIP #92838U504); and

Auction Preferred Shares, Series E (CUSIP #92838U603) (collectively, the “Auction Preferred Shares”).

(2) Date on which the securities are to be redeemed:

Auction Preferred Shares, Series A on January 23;

Auction Preferred Shares, Series B on January 24;

Auction Preferred Shares, Series C on January 25;

Auction Preferred Shares, Series D on January 26; and

Auction Preferred Shares, Series E on January 27.

(3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Auction Preferred Shares are to be redeemed pursuant to Section 11.4(a)(i) of Article 11 of the Sixth Amended and Restated Bylaws of the Fund (the “Bylaws”).

(4) The principal amount or number of shares to be redeemed and the basis upon which the securities are to be selected as follows:

The Fund is redeeming all remaining outstanding Auction Preferred Shares, each with $25,000 liquidation preference as follows:

Auction Preferred Shares, Series A: 11 shares

Auction Preferred Shares, Series B: 4 shares

Auction Preferred Shares, Series C: 4 shares

Auction Preferred Shares, Series D: 3 shares

Auction Preferred Shares, Series E: 27 shares

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Notice: The Fund’s Amended and Restated Agreement and Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts. This instrument is executed on behalf of the Fund by an officer of the Fund as an officer of the Fund and not individually, and the obligations imposed upon the Fund by this instrument, if any, are not binding upon any of the Fund’s officers, Trustees or shareholders individually but are binding only upon the assets and property of the Fund.

SIGNATURE

Pursuant to Rule 23c-2 under the Act, the Fund has caused this notification to be duly executed on its behalf in the City of Greenfield, Massachusetts on the 22nd day of December 2022.

VIRTUS CONVERTIBLE & INCOME FUND II

By:	/S/ Jennifer Fromm
Name: Jennifer Fromm
Title: Chief Legal Officer